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[SUTHERLAND, ASBILL & BRENNAN, L.L.P.]


                               December 16, 1996



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Merrill Lynch Life Insurance Company
          Merrill Lynch Life Variable Annuity
          Separate Account B
             (File No. 33-45379)
          ------------------------------------

To The Commission:

     I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933 the final form of statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement.

     The text of the most recent amendment has been filed electronically.

                                   Sincerely,


                                   /s/ KIMBERLY J. SMITH
                                   ----------------------
                                   Kimberly J. Smith


cc:  Edward W. Diffin, Jr., Esq.
     Mary E. Thornton, Esq.